Prepayments and other assets	3 Months Ended
Nov. 30, 2024
Notes and other explanatory information [abstract]
Prepayments and other assets

5.	Prepayments and other assets

	November 30, 2024	August 31, 2024
Prepaid expenses	$508	$539
Deferred financing costs(1)	707	707
Total prepayments and other assets	$1,215	$1,246

(1)	Consists of $0.5 million in commitment fees paid with respect to a share purchase agreement whereby the Company, at its sole discretion, has the right to sell up to $10 million of its common shares over a 36-month period and $0.2 million in deferred financing costs related to an At-the-Market Offering Agreement entered on May 12, 2023.